Payments, Details - 12 months ended Dec. 31, 2025 - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project
#: 1
	$ 7,370,000	Taxes	NICARAGUA		General Directorate of Revenue	San Albino Mine
#: 2
	3,560,000	Royalties	NICARAGUA		General Directorate of Revenue	San Albino Mine
#: 3
	190,000	Fees	NICARAGUA		General Directorate of Revenue	San Albino Mine
#: 4
	10,000	Fees	NICARAGUA		Ministry of Interior	San Albino Mine
#: 5
	70,000	Infrastructure	NICARAGUA		Mayors Office of El Jicaro	San Albino Mine
#: 6
	130,000	Taxes	UNITED STATES		Department of the Treasury, Internal Revenue Service	Moss Mine
#: 7
	300,000	Fees	UNITED STATES		Department of the Interior, Bureau of Land Management	Moss Mine
#: 8
	70,000	Fees	UNITED STATES	ARIZONA	Arizona Department of Environmental Quality	Moss Mine
#: 9
	70,000	Taxes	UNITED STATES	ARIZONA	Arizona Department of Revenue	Moss Mine
#: 10
	$ 240,000	Taxes	UNITED STATES	ARIZONA	Mohave County Treasurer	Moss Mine